Note 6 Impaired Secured Loans (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 434,005	€ 413,585
Impaired loans and advances at amortized cost	14,677	14,446
Accumulated impairment	€ (11,242)	€ (11,316)
Percentage of impairment loss recognised for loans and advances	3.40%	3.50%
Central banks [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,367	€ 7,176
Impaired loans and advances at amortized cost	0	0
Accumulated impairment	€ (11)	€ (25)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
General goverment [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 23,341	€ 23,294
Impaired loans and advances at amortized cost	28	25
Accumulated impairment	€ (20)	€ (29)
Percentage of impairment loss recognised for loans and advances	0.10%	0.10%
credit institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 21,617	€ 17,498
Impaired loans and advances at amortized cost	4	2
Accumulated impairment	€ (14)	€ (21)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 14,052	€ 13,271
Impaired loans and advances at amortized cost	12	12
Accumulated impairment	€ (25)	€ (20)
Percentage of impairment loss recognised for loans and advances	0.10%	0.10%
Non financial corporations [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 183,914	€ 175,337
Impaired loans and advances at amortized cost	5,524	5,520
Accumulated impairment	€ (4,102)	€ (4,274)
Percentage of impairment loss recognised for loans and advances	3.00%	3.20%
Households [Member]
Impaired secured loans [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 183,713	€ 177,009
Impaired loans and advances at amortized cost	9,109	8,886
Accumulated impairment	€ (7,070)	€ (6,946)
Percentage of impairment loss recognised for loans and advances	5.00%	5.00%